Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000004011 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004011 | Shell
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004011 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004011 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004011 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004011 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004011 | Schneider Electric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004011 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004011 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004011 | adidas
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004011 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000004011 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000004011 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004011 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004011 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004011 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004011 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004011 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004011 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004011 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000184317 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184317 | Shell
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184317 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184317 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000184317 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184317 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184317 | Schneider Electric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184317 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184317 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184317 | adidas
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000184317 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000184317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000184317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000184317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000184317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000184317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184317 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225808 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225808 | Shell
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225808 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225808 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225808 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225808 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225808 | Schneider Electric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225808 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225808 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225808 | adidas
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225808 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000225808 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000225808 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000225808 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000225808 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225808 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000225808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225808 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225808 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225808 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.90%